CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 303,615	$ 971,469
Prepaid expenses	127,500	328,114
Total Current Assets	431,115	1,299,583
Marketable securities held in Trust Account	132,261,826	132,253,093
TOTAL ASSETS	132,692,941	133,552,676
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	428,439	124,265
Total Current Liabilities	428,439	124,265
Deferred underwriting fee payable	4,628,750	4,628,750
Total Liabilities	13,503,164	19,353,015
Commitments and Contingencies (Note 6)
Stockholders' Deficit
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(13,060,554)	(18,050,670)
Total Stockholders' Deficit	(13,060,223)	(18,050,339)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	132,692,941	133,552,676
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, 13,225,000 shares at redemption value of $10.00 per share as of December 31, 2021 and 2020	132,250,000	132,250,000
Stockholders' Deficit
Common stock	0	0
Class B Common Stock [Member]
Stockholders' Deficit
Common stock	331	331
Private Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Warrant Liabilities	3,275,000	5,673,000
Public Warrants [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Warrant Liabilities	$ 5,170,975	$ 8,927,000